Note 14 - Voyage Expenses and Vessel Operating Expenses - Summary of Voyage, Vessel, Operating Expenses and Commissions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Voyage expenses	$ 2,476,854	$ 624,734	$ 1,334,259
Vessel operating expenses	37,667,191	29,739,437	32,219,689
Port Charges and Canal Dues [Member]
Voyage expenses	523,943	253,855	451,586
Bunkers [Member]
Voyage expenses	1,952,911	370,879	882,673
Crew Wages and Related Costs [Member]
Vessel operating expenses	19,170,601	15,961,904	17,866,847
Insurance [Member]
Vessel operating expenses	4,364,430	2,917,042	2,947,937
Repairs and Maintenance [Member]
Vessel operating expenses	1,563,886	1,247,176	1,316,864
Lubricants [Member]
Vessel operating expenses	3,426,772	2,471,994	2,609,647
Spares and Consumable Stores [Member]
Vessel operating expenses	7,443,502	5,784,004	6,245,518
Professional and Legal Fees [Member]
Vessel operating expenses	272,142	212,108	255,948
Other Vessel Operating Expenses [Member]
Vessel operating expenses	$ 1,425,858	$ 1,145,209	$ 976,928